PRINCIPAL SUBSIDIARY INFORMATION	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
PRINCIPAL SUBSIDIARY INFORMATION
23. PRINCIPAL SUBSIDIARY INFORMATION
The consolidated financial statements include the accounts of the Company and all of its subsidiaries at December 31, 2020. The principal operating subsidiary is Wassa at December 31, 2020 and until September 30, 2020, Wassa and Prestea. The Company has a 90% ownership interest in Wassa and had a 90% ownership in Prestea until September 30, 2020.
Set out below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts are disclosed on a 100% basis and disclosure for each subsidiary are based on those included in the consolidated financial statements before inter-company eliminations.
Summarized statement of financial position

	Wassa		Prestea
	As of December 31,		As of December 31,
	2020	2019	2020	2019
Non-controlling interest percentage	10%	10%	10%	10%

Current assets	77,835	142,603	—	14,623
Current liabilities	116,469	163,640	—	1,267,815
	(38,634)	(21,037)	—	(1,253,192)
Non-current assets	206,950	182,982	—	79,788
Non-current liabilities	46,648	37,327	—	45,871
	160,302	145,655	—	33,917
Net assets/(liabilities)	121,668	124,618	—	(1,219,275)

Non-controlling interest	19,911	20,275	—	(102,788)
Summarized income statement

	Wassa		Prestea
	For the Years Ended		For the Periods Ended
	December 31, 2020	December 31, 2019	September 30, 2020	December 31, 2019
Revenue	297,468	216,678	37,959	66,820
Net (loss)/income and comprehensive (loss)/income	(3,654)	46,691	342,238	(152,106)
The net loss for the year ended December 31, 2020 for Wassa includes the write-off of intercompany loan receivables from Prestea of $93.7 million agreed as part of the sale of Prestea. Concurrently, the net income for the period ended September 30, 2020 for Prestea includes the forgiveness of intercompany loans payable to Golden Star and its subsidiaries of $390.6 million agreed as part of the sale of Prestea.
Summarized cash flows

	Wassa		Prestea
	For the Years Ended		For the Periods Ended
	December 31, 2020	December 31, 2019	September 30, 2020	December 31, 2019
Cash flows provided by/(used in) operating activities	132,659	78,809	(17,738)	(88,883)
Cash flows used in investing activities	(47,258)	(49,622)	(5,785)	(10,685)
Cash flows (used in)/provided by financing activities	(55,516)	(26,993)	23,314	98,994